Cover	May 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2021
Entity File Number	001-37478
Entity Registrant Name	Natera, Inc.
Entity Central Index Key	0001604821
Entity Tax Identification Number	01-0894487
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13011 McCallen Pass
Entity Address, Address Line Two	Building A Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78753
City Area Code	650
Local Phone Number	249-9090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NTRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false